Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash generated from operating activities
Profit for the year	₩ 1,145,937	₩ 947,831	₩ 2,418,989
Adjustments for income and expenses	4,546,338	4,719,438	3,473,779
Changes in assets and liabilities related to operating activities	(274,163)	118,106	(568,695)
Sub-total	5,418,112	5,785,375	5,324,073
Interest received	60,134	52,163	37,403
Dividends received	50,899	16,388	327,906
Interest paid	(341,488)	(259,719)	(306,634)
Income tax paid	(240,452)	(434,890)	(351,469)
Net cash provided by operating activities	4,947,205	5,159,317	5,031,279
Cash inflows from investing activities:
Decrease in short-term financial instruments, net		264,693	162,565
Decrease in short-term investment securities, net		5,010	32,544
Collection of short-term loans	136,242	123,700	137,196
Decrease in long-term financial instruments		330,032	343
Proceeds from disposals of long-term investment securities	100,817	104,190	78,261
Proceeds from disposals of investments in associates and joint ventures	4,950	342,645	100,634
Proceeds from disposals of assets held for sale	1,353	20,136
Proceeds from disposals of property and equipment	12,900	15,792	61,425
Proceeds from disposals of intangible assets	4,428	10,993	14,618
Collection of long-term loans	1,547	1,134	4,166
Decrease in deposits	5,922	10,056	6,941
Proceeds from settlement of derivatives	1,452	1,542	1,495
Government grants received	2,967
Sub-total	272,578	1,229,923	600,188
Cash outflows for investing activities:
Increase in short-term financial instruments, net	(51,421)
Increase in short-term loans	(130,041)	(127,263)	(100,209)
Increase in long-term loans	(11,602)	(11,724)	(9,877)
Increase in long-term financial instruments		(330,032)	(21)
Acquisitions of long-term investment securities	(324,997)	(436,753)	(286,566)
Acquisitions of investments in associates and joint ventures	(17,656)	(11,065)	(222,765)
Acquisitions of property and equipment	(2,973,882)	(2,908,287)	(2,915,851)
Acquisitions of intangible assets	(106,761)	(138,136)	(392,588)
Increase in deposits	(6,848)	(12,146)	(51,274)
Cash decrease due to changes in consolidation scope	(2,275)
Cash outflow for business combinations, net		(62,312)	(107,226)
Sub-total	(3,625,483)	(4,037,718)	(4,086,377)
Net cash used in investing activities	(3,352,905)	(2,807,795)	(3,486,189)
Cash inflows from financing activities:
Proceeds from short-term borrowings, net		130,000
Proceeds from issuance of debentures	1,785,108	1,200,122	873,245
Proceeds from long-term borrowings	49,950	440,000	350,000
Proceeds from issuance of hybrid bonds	398,509
Increase in financial liabilities at FVTPL			129,123
Cash inflows from settlement of derivatives	183,090	768	332
Transactions with non-controlling shareholders	160	31,151	444,124
Sub-total	2,416,817	1,802,041	1,796,824
Cash outflows for financing activities:
Repayments of short-term borrowings, net	(142,998)		(50,823)
Repayments of long-term payables – other	(400,245)	(400,245)	(426,267)
Repayments of debentures	(1,869,190)	(1,390,000)	(890,000)
Repayments of long-term borrowings	(125,000)	(41,471)	(286,868)
Redemption of hybrid bonds	(400,000)
Payments of dividends	(773,806)	(904,020)	(1,028,520)
Payments of interest on hybrid bonds	(17,283)	(14,766)	(14,766)
Repayments of lease liabilities	(402,465)	(401,054)	(431,674)
Acquisitions of treasury shares	(285,487)		(76,111)
Cash outflows resulting from spin-off			(626,000)
Transactions with non-controlling shareholders	(21,333)	(367)	(19,406)
Sub-total	(4,437,807)	(3,151,923)	(3,850,435)
Net cash used in financing activities	(2,020,990)	(1,349,882)	(2,053,611)
Net increase (decrease) in cash and cash equivalents	(426,690)	1,001,640	(508,521)
Cash and cash equivalents at beginning of the year	1,882,291	872,731	1,369,653
Effects of exchange rate changes on cash and cash equivalents	(623)	7,920	11,599
Cash and cash equivalents at end of the year	₩ 1,454,978	₩ 1,882,291	₩ 872,731